Divested Operations (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Jan. 01, 2020
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment of intangible assets		$ 17,967
Goodwill, impairment loss		$ 468
Brand Protection, AntiPiracy, and AntiFraud Solutions | Discontinued Operations, Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Purchase price			$ 3,751
Impairment of finite lived assets	$ 18,431
Impairment of intangible assets	17,967
Goodwill, impairment loss	$ 468